Cover Page	3 Months Ended
Mar. 31, 2021
Document Type	S-4/A
Amendment Flag	false
Entity Filer Category	Non-accelerated Filer
Entity Registrant Name	BowX Acquisition Corp.
Entity Central Index Key	0001813756
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false